Consolidated Statements of Profit or Loss - EUR (€) € in Millions	5 Months Ended	9 Months Ended	12 Months Ended
	May 31, 2015	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2015
Statement [Line Items]
Revenue		€ 894.2	€ 1,956.6	€ 1,927.7	€ 0.0
Cost of sales		(663.0)	(1,357.2)	(1,356.7)	0.0
Gross profit		231.2	599.4	571.0	0.0
Other operating expenses		(138.6)	(319.3)	(298.4)	(0.7)
Charge related to Founder Preferred Shares Annual Dividend Amount		(349.0)	0.0	0.0	(165.8)
Credit/(charge) related to Warrant Redemption Liability		0.4	0.0	0.0	(0.4)
Exceptional items		(58.1)	(37.2)	(134.5)	(0.7)
Operating profit/(loss)		(314.1)	242.9	138.1	(167.6)
Finance income		8.7	7.2	24.2	0.1
Finance costs		(44.2)	(81.6)	(86.3)	0.0
Net finance (costs)/income		(35.5)	(74.4)	(62.1)	0.1
Profit/(loss) before tax		(349.6)	168.5	76.0	(167.5)
Taxation		12.3	(32.0)	(39.6)	0.0
Profit/(loss) for the period		€ (337.3)	€ 136.5	€ 36.4	€ (167.5)
Earnings per share:
Basic earnings/(loss) per share (in euros per share)		€ (2.32)	€ 0.78	€ 0.20	€ (3.35)
Diluted earnings/(loss) per share (in euros per share)		€ (2.32)	€ 0.74	€ 0.20	€ (3.35)
Predecessor
Statement [Line Items]
Revenue	€ 640.3
Cost of sales	(417.9)
Gross profit	222.4
Other operating expenses	(109.5)
Charge related to Founder Preferred Shares Annual Dividend Amount	0.0
Credit/(charge) related to Warrant Redemption Liability	0.0
Exceptional items	(84.3)
Operating profit/(loss)	28.6
Finance income	2.0
Finance costs	(117.7)
Net finance (costs)/income	(115.7)
Profit/(loss) before tax	(87.1)
Taxation	(40.9)
Profit/(loss) for the period	€ (128.0)